Stock-Based Incentive Plans - Summary of Stock Options Granted and Outstanding (Detail)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	318,901	299,107	350,642	565,615
Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	318,901
Price Range One [Member] | Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	111,605
Price Range One [Member] | Nonqualified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	207,296
Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		299,107
Price Range Two [Member] | Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		112,546
Price Range Two [Member] | Nonqualified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		186,561
Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			350,642
Price Range Three [Member] | Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			160,630
Price Range Three [Member] | Nonqualified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			190,012